UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Management, LLC

Address:  152 West 57th Street

          New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera                 New York, New York             April 27, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       5

Form 13F Information Table Value Total:  $350,189
                                         (thousands)

Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:  None



                                                      FORM 13F INFORMATION TABLE



                             TITLE OF                            SHRS OR   SH / PUT  INVESTMENT   OTHER       AUTHORITY  VOTING
NAME OF ISSUER               CLASS      CUSIP        VALUE       PRN AMT   PRN AMT   DISCRETION   MANAGERS  SOLE       SHARED   NONE
--------------               -----      -----        -----       -------   -------   ----------   --------  ----       ------   ----
Benchmark Electronics Inc.   COM       08160H101     87,217,383   2,740,100 SH        SOLE          NONE     2,740,100
Brink's Co./The              COM       109696104    111,588,460   3,225,100 SH        SOLE          NONE     3,225,100
Checkpoint Systems Inc.      COM       162825103     33,643,528   1,993,100 SH        SOLE          NONE     1,993,100
Flowserve Corp.              COM       34354P105     61,778,854   2,388,050 SH        SOLE          NONE     2,388,050
NDCHealth Corp.              COM       639480102     55,960,362   3,501,900 SH        SOLE          NONE     3,501,900





04129.0003 #566181